FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (397)	$ 377	$ 1,383	$ 2,471
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	567	880	2,413	1,707
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(156)	(282)	(229)	999
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(46)	138	(30)	653
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	38	(149)	21	(384)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (800)	$ (210)	$ (792)	$ (504)